UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22415

Gottex Multi-Asset Endowment Master Fund

 (Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. Woolverton

28 State Street, 40th Floor

Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

Financial Statements

Semi-Annual Report

For the Period April 1, 2014 to September 30, 2014

(unaudited)

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

Semi-Annual Report

For the Period April 1, 2014 to September 30, 2014

(unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Shareholders' Equity	2
Statement of Operations	3
Statements of Changes in Shareholders' Equity	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-15
Other Information	16-17

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Schedule of Investments (unaudited)
September 30, 2014

Number
of Shares		Value

	HEDGE FUNDS - 40.5%
	RISK MITIGATING - 40.5%
	MARKET INDEPENDENT FUNDS - 40.5%
254	BlueMountain Equity Alternatives Fund, Ltd. (1) (2) (3) (4)	$250,191
	TOTAL RISK MITIGATING	250,191
	TOTAL HEDGE FUNDS	250,191
	(Identified Cost $231,250)

	TOTAL INVESTMENTS - 40.5%	250,191
	(Identified Cost $231,250)

	SHORT-TERM INVESTMENT - 292.9%
	MONEY MARKET FUND - 292.9%
1,806,977	Federated Prime Obligations Fund, 0.02% (5)	1,806,977
	TOTAL SHORT-TERM INVESTMENT	1,806,977
	(Identified Cost $1,806,977)

	TOTAL INVESTMENTS AND SHORT TERM INVESTMENT - 333.4%
	(Identified Cost $2,038,227)	2,057,168
	OTHER ASSETS AND LIABILITIES - (233.4)%	(1,440,231)
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$616,937

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted on a quarterly basis.
(3)	The Underlying Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Underlying Fund.
(4)	Foreign investment denominated in U.S. dollars.
(5)	The rate shown is the annualized 7-day yield as of September 30, 2014.

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments and short-term investments are as follows:

See notes to financial statements.

1

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Statement of Assets, Liabilities and Shareholders' Equity (unaudited)
September 30, 2014

Assets
Investments, at fair value (cost $231,250)	$250,191
Short-Term investment, at fair value (cost $1,806,977)	1,806,977
Receivable for investments sold	1,424,230
Total Assets		$3,481,398

Liabilities
Payable for shares repurchased	2,560,158
Payable to Adviser	130,149
Professional fees payable	70,565
Accounting and administration fees payable	33,557
Custody fees payable	25,256
Insurance payable	22,622
Trustees' fees payable	3,750
Other payable	18,404
Total Liabilities		2,864,461

Shareholders' Equity		$616,937

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$613,760
Distributions in excess of net investment income		(1,263,217)
Accumulated net realized gain on investments, futures contracts, swap contracts, forward foreign currency contracts, options and foreign currency		1,247,453
Accumulated net unrealized appreciation on investments		18,941

Shareholders' Equity		$616,937

Number of Shares Outstanding		157,657

Net Asset Value per Share		$3.91

See notes to financial statements.

2

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Statement of Operations (unaudited)
For the Period from April 1, 2014 to September 30, 2014

Income
Dividends and Interest Income	$88,573
		88,573

Expenses
Management fee (Note 5)	100,688
Accounting and administration fees	56,483
Professional fees	54,472
Custody fees	53,323
Insurance premiums	19,251
Tustees' fees	3,750
Sub-Advisory fees (Note 5)	2,780
SEC fees	989
Line of credit interest expense	621
Other fees	16,838
		309,195

Net Investment Loss		(220,622)

Net Realized Gains and Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency		1,931,848
Net realized gain distributions from underlying funds		11
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency		(1,591,634)
Net Realized Gains and Unrealized Depreciation on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency		340,225

Net Increase in Shareholders' Equity from Operations		$119,603

See notes to financial statements.

3

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Statements of Changes in Shareholders' Equity

	For the Period
	April 1, 2014
	to September 30, 2014	For the Year Ended
	(unaudited)	March 31, 2014
Operations
Net investment loss	$(220,622)	$(397,632)
Net realized gains on investments, futures contracts, swap contracts, forward contracts, options and foreign currency	1,931,848	2,414,822
Net realized gain distributions from underlying funds	11	72,486
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency	(1,591,634)	(138,806)
Net increase in shareholders' equity from operations	119,603	1,950,870

Distributions to shareholders
From net investment income	(324,187)	(680,322)
From net realized gains on investments	(1,680,238)	(1,206,891)
Net change in shareholders' equity from distributions to shareholders	(2,004,425)	(1,887,213)

Capital Share Transactions
Subscriptions	282,232	3,516,115
Reinvested distributions	2,004,425	1,887,213
Redemptions	(30,713,462)	(9,674,646)
Net change in shareholders' equity from capital share transactions	(28,426,805)	(4,271,318)

Total Decrease	(30,311,627)	(4,207,661)

Shareholders' Equity
Beginning of period	30,928,564	35,136,225
End of period	$616,937	$30,928,564
Distributions in excess of net investment income	$(1,263,217)	$(718,408)

See notes to financial statements.

4

Gottex Multi-Asset Endowment Master Fund
Statement of Cash Flows (unaudited)
For the Period from April 1, 2014 to September 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in shareholders' equity from operations	$119,603
Adjustments to reconcile net increase in shareholders' equity from operations to net cash provided by operating activities:
Net realized gain on investments and foreign currency	(1,728,650)
Net change in unrealized depreciation on investments swap contracts, forward foreign currency contracts and foreign currency	1,547,050
Purchases of long-term investments	(7,611,266)
Net (purchases) sales of short-term investments	59,541
Premium received on open swap contract	1,025,000
Proceeds from investments sold	34,546,563
Changes in assets and liabilities:
Decrease in receivable for investments sold	1,121,015
Decrease in investments in Portfolio Funds paid in advance	1,755,000
Decrease in receivable for daily variation margin on futures contracts	44,584
Decrease in dividends receivable	10,923
Decrease in prepaid assets	10,016
Decrease in payable for investments purchased	(2,694,549)
Increase in payable to Adviser	33,197
Decrease in professional fees payable	(30,401)
Increase in accounting and administration fees payable	16,785
Decrease in payable to Sub-Advisers	(5,238)
Increase in custody fees payable	13,018
Increase in trustees' fees payable	2,500
Increase in insurance fees payable	19,250
Net Cash Provided by Operating Activities	28,253,941

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions	282,232
Payments for redemptions	(29,423,817)

Net Cash Used in Financing Activities	(29,141,585)

Exchange rate effect on cash	(20,849)

Net change in cash	(908,493)

Cash at beginning of period	908,493

Cash at end of period	$-

Supplemental disclosure of non cash financing activities: reinvested distributions	$2,004,425

See notes to financial statements.

5

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
Financial Highlights

Per share income and capital changes for a share outstanding throughout the period.

	For the Period April 1, 2014				For the Period January 1, 2012
	to September 30, 2014		For the Year Ended	For the Year Ended	(Commencement of Operations)
	(unaudited)		March 31, 2014	March 31, 2013	to March 31, 2012
Net Asset Value, beginning of period	$10.55		$10.55	$10.42	$10.00	(1)
Income from investment operations:
Net investment income (loss) (6)	(0.11)		(0.12)	0.02	(0.03)
Net realized gain and unrealized appreciation/(depreciation) on investments	0.16		0.71	0.45	0.45
Total from investment operations	0.05		0.59	0.47	0.42

Distributions to shareholders
From net investment income	(1.08)		(0.21)	(0.15)	-
From net realized gains	(5.61)		(0.38)	(0.19)	-
Total distributions to shareholders	(6.69)		(0.59)	(0.34)	-

Net Asset Value, end of period	$3.91		$10.55	$10.55	$10.42

Total Return (2)	0.50	%(3)	5.64%	4.60%	4.20	%(3)
Net investment loss	(2.07	)%(4)	(1.13)%	(1.08)%	(2.35	)%(4) (5)
Total expenses	2.90	%(4)	1.98%	2.28%	3.34	%(4) (5)
Shareholders' Equity, end of period (in thousands)	$617		$30,929	$35,136	$33,709
Portfolio Turnover	49.91	%(3)	169.51%	133.79%	27.93	%(3)

(1)	The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $10.00.
(2)	Total return reflects the change in net asset value, inclusive of performance of the Master Fund adjusted for cash flows related to capital subscriptions or redemptions during the period, as there is no public market for the Master Fund's shares.
(3)	Not annualized.
(4)	Annualized.
(5)	The organizational fees are not annualized for the ratio calculation.
(6)	Per share amounts calculated based on weighted average shares outstanding during the period.

See notes to financial statements.

6

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

 For the period April 1, 2014 to September 30, 2014

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Master Fund (the “Master Fund”) was organized on May 3, 2010 as a Delaware Statutory Trust that is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Master Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Master Fund's investment objective was to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Master Fund pursued this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it sought to construct a broadly-diversified portfolio that attempted to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset classes (the "Asset Classes"). The Master Fund invested in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Master Fund's investable assets that was managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

The Master Fund is a master investment portfolio in a master-feeder structure. Gottex Multi-Asset Endowment Fund – I (“Feeder I”) and Gottex Multi-Asset Endowment Fund – II (“Feeder II”, collectively with Feeder I the “Feeder Funds”) invest substantially all of their assets, in the shares of beneficial interest (“Shares”) of the Master Fund and are members of the Master Fund (“Members”). As of September 30, 2014, Feeder I owns 8.38% and Feeder II owns 91.62% of the Master Fund’s shares.

The Board of Trustees (the “Board”) has elected to terminate operations of the Master Fund effective as of July 11, 2014 and incepted the liquidation of the Fund. The Master Fund has begun the distribution of its assets as of July 2014. It is anticipated that the final liquidating distribution will occur on or around December 31, 2014 and as of that date the Master Fund will cease its operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

As permitted under U.S. GAAP, the Master Fund’s investments in the Portfolio Funds are valued, as a practical expedient, utilizing the net asset valuations (“NAVs”) provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment companies in accordance with procedures established by the Board.  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the securities held by the Portfolio Funds may be subject to estimates and NAVs are net of management and performance incentive fees or allocations payable by the Portfolio Funds. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values used for Portfolio Funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset value as of the

7

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

 For the period April 1, 2014 to September 30, 2014

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment within three months as of the valuation date, the investment is included in Level 3 of the fair value hierarchy.

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange. Short-term investments include highly liquid investments with a remaining maturity of 60 days or less. They are valued by the Adviser at amortized cost, which the Board has determined to approximate fair value.

Other securities for which market quotations are not readily available are valued at bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser with the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies were converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates could be affected by significant events occurring between the time such values or exchange rates are made and the time the net asset value was determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

8

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

 For the period April 1, 2014 to September 30, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investment	Level 1	Level 2	Level 3	Total
Hedge Funds	$-	$250,191	$-	$250,191
Total	$-	$250,191	$-	$250,191

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of April 1, 2014	$1,335,695	$1,335,695
Gross Purchases	-	-
Gross Sales	(1,146,737)	(1,146,737)
Net Realized Gain/(Loss)	219,427	219,427
Change in Unrealized Appreciation/ (Depreciation)	(220,742)	(220,742)
Transfers out of Level 3*	(187,643)	(187,643)
Balance as of September 30, 2014	$-	$-

*Transfers out of Level 3 to Level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of September 30, 2014, based on levels assigned to Investments on March 31, 2014.

The amount of the net change in unrealized appreciation/depreciation for the period ended September 30, 2014 relating to investments in Level 3 assets still held at September 30, 2014 is ($38,797), which is included as a component of net change in unrealized depreciation on investments in the accompanying Statement of Operations.

The Master Fund had no unfunded commitments at September 30, 2014.

b.	Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded, as soon as the information is available to the Master Fund. Realized gains and losses on the sale of investments in securities and Portfolio Funds redemptions are determined on the identified cost basis.

c.	Macro Market Asset Allocation Overlay

The Master Fund could allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. Investments in the Macro Market Asset Allocation Overlay may include long and short positions in exchange-traded funds, index and enhanced-index funds, futures, forward foreign currency contracts, options (including options on futures), swaps, contracts for differences, over-the-counter derivatives, structured notes and other hybrid securities or financial instruments, or traditional equity and debt investments. Trading in these instruments is designed to provide increase or to reduce exposure to markets, currencies, interest rates, physical commodities, industry or market sectors and/or global economic or financial conditions. Investments in the Macro Market Asset Allocation Overlay have market risks and may result in losses in excess of the amount invested in such strategy.

9

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

 For the period April 1, 2014 to September 30, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Macro Market Asset Allocation Overlay (continued)

Forward foreign currency contracts – During the period ended September 30, 2014, the Master Fund entered into forward foreign currency contracts as a way of managing foreign exchange rate risk. The Master Fund entered into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions was to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts were “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses were recorded at the time the forward foreign currency contract was offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk could arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Futures contracts –The Master Fund could purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts required the Master Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin was paid or received to reflect daily unrealized gains or losses. When the contracts were closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Master Fund may be subject.

Swap contracts – The Master Fund could enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Master Fund would receive a payment from or make a payment to the counterparty.  Total return swap contracts were “marked-to-market” daily or monthly based upon quotations from market makers and the change, if any, was recorded as an unrealized gain or loss.  Payments received or made were recorded as realized gains or losses.  The Master Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The Master Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

For the period ended September 30, 2014, the average volume of derivative activities are as follows:

Average Notional Par or Face Amount*
Forward foreign currency contracts purchased (U.S. Dollar amounts)	$322,287
Forward foreign currency contracts sold (U.S. Dollar amounts)	$61,962
Futures contracts long position (number of contracts)**	22
Total return swap contracts (Notional amount in U.S. Dollars)**	$539,286

*Averages are based on activity levels during the period ended September 30, 2014.

**Based on month end values.

Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. It also requires enhanced disclosures regarding the Master Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

10

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

 For the period April 1, 2014 to September 30, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Macro Market Asset Allocation Overlay (continued)

The following tables set forth by primary risk exposure the Master Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended September 30, 2014:

Location
Statement of Operations	Type of Derivative	Realized Gain/Loss	Risk Exposure
Net realized gains on investments, futures contracts, forward foreign currency contracts and foreign currency	Futures	$10,151	Equity Risk
Net realized gains on investments, futures contracts, forward foreign currency contracts and foreign currency	Forward Foreign Currency Contracts	$(17,350)	Exchange Rate Risk
Net realized gains on investments, futures contracts, forward foreign currency contracts and foreign currency	Swaps	$10,398	Equity Risk

Location
Statement of Operations	Type of Derivative	Unrealized Appreciation/ Depreciation	Risk Exposure
Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency	Futures	$(44,584)	Equity Risk

Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency	Forward Foreign Currency Contracts	$8,319	Exchange Rate Risk

Net change in unrealized depreciation on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency	Swaps	$(10,234)	Equity Risk

d.	Master Fund’s Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e.	Income Tax Information and Distributions to Shareholders

The Master Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Master Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Master Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely- than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial

11

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

 For the period April 1, 2014 to September 30, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Tax Information and Distributions to Shareholders (continued)

statements. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Master Fund to analyze tax positions taken in the Master Fund’s open 2010-2013 tax returns or expected to be taken in the 2014 tax return, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended September 30, 2014, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2014, the following amounts were reclassified:

Shareholders’ Equity paid-in	$(33,703)
Accumulated net investment income (loss)	910,728
Accumulated net realized gains (losses) on investments	(877,025)

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year-end were as follows:

Gross unrealized appreciation	$938,270
Gross unrealized depreciation	(480,090)
Net unrealized appreciation (depreciation)	$458,180
Tax cost	$28,389,462

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,013,945
Undistributed long-term capital gains	412,523
Tax accumulated earnings	1,426,468
Unrealized appreciation	458,180
Other differences	3,351
Total accumulated earnings	$1,887,999

12

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

 For the period April 1, 2014 to September 30, 2014 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Tax Information and Distributions to Shareholders (continued)

The tax character of distributions paid during the years ended March 31, 2014 and 2013 was as follows:

	2014	2013
Ordinary income	$1,671,957	$1,042,338
Capital gains	215,256	-

f.	Cash

Cash, if any, includes amounts held in an interest bearing money market account.  Such amounts, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, cost of purchases and proceeds from sales, redemptions or other dispositions of Master Fund’s investments, other than short-term investments, amounted to $7,611,266 and $34,546,563, respectively.

4.	ALLOCATION OF SHAREHOLDERS’ CAPITAL

The Master Fund sold Shares at their offering price, which was equal to the “net asset value” per Share. The net asset value of the Master Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Master Fund repurchases any Shares. The Master Fund’s net asset value is the value of the Master Fund’s assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS

The Master Fund has entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.   For the period ended September 30, 2014, the total management fee was $100,688.

In addition to the Management Fee, each Portfolio Sleeve of the Master Fund was subject to a sub-advisory fee, payable by the Master Fund to the applicable Sub-Adviser with respect to the assets of the Master Fund that were allocated to that Portfolio Sleeve. The Adviser, in its sole discretion, determined the particular portion of assets to be allocated for management by each Sub-Adviser.  The fees payable to the Sub-Advisers as an annual percentage of the Master Fund’s net assets managed by the Sub-Adviser were as follows:

Sub-Adviser	Sub-Advisory Fee
Kennedy Capital Management, Inc. ( “Kennedy”)	1.00% on the first $30 million
0.90% on the next $20 million
0.80% on amounts over $50 million

SG Capital Management, LLC (“SG”)	1.00%

As of September 30, 2014, the Sub-Advisers have not been allocated any portion of the Master Fund’s portfolio. For the period ended September 30, 2014, the total sub-advisor fee was $2,780.

13

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the period April 1, 2014 to September 30, 2014 (continued)

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS (continued)

The Master Fund contractually should pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each period ending on the Master Fund’s fiscal year-end (the “Fiscal Period”).  If there are intra-year share repurchases they will be treated as the Fiscal Period and only that portion of the incentive fee that is proportional to the Master Fund’s assets paid in respect of such share repurchases will be paid to the Adviser for such Fiscal Period. The Incentive Fee with respect to a Fiscal Period is an amount equal to 5.0% of the aggregate amount by which the Master Fund's net profits for such period exceeds the Hurdle (as defined below) plus any Fee Catch-Up (as defined below). For the period ended September 30, 2014, there was no incentive fee paid by the Master Fund. The hurdle (the “Hurdle”) for a Fiscal Period is an amount equal to an annualized rate of 5.0% multiplied by the Master Fund's Prior High NAV (which is the greater of: the net asset value of the Master Fund as of the first day of such Fiscal Period, or the Prior High NAV for the prior Fiscal Period, adjusted for issuances and repurchases of shares, and dividends and distributions paid to shareholders) as of the beginning of such Fiscal Period.  The Hurdle will be reset for each Fiscal Period, and will not compound.

The fee catch-up (the "Fee Catch-Up") with respect to a Fiscal Period allows the Adviser to receive, from the portion of the net profits of the Master Fund that exceed the Hurdle, an incentive fee on the Hurdle equal to 5% of the amount of the Hurdle for such Fiscal Period.

The Adviser has agreed to voluntarily waive any Incentive Fee that may accrue to the Adviser from the Master Fund.

Offering costs of $40,172 have been amortized to expense over twelve months on a straight-line basis starting January 1, 2012, commencement of operations, $29,461 of which is subject to recoupment pursuant to the Expense Limitation Agreement. The amount subject to recoupment will expire March 31, 2015.

6.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Master Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2014, the total accounting and administration fees were $56,483.

7.	RISK FACTORS

An investment in the Master Fund involves significant risks including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments. Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the Portfolio.  No guarantee or representation is made that the investment objective will be met.

8.	CAPITAL SHARE TRANSACTIONS

Shares were offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Master Fund’s then-current net asset value per share (determined as of the close of the preceding month). Because the Master Fund is a closed-end fund, no shareholder had the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Master Fund or in the event of a mandatory redemption. For the year ended March 31, 2014 and period ended September 30, 2014 transactions in shares were as follows:

14

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the period April 1, 2014 to September 30, 2014 (continued)

8.	CAPITAL SHARE TRANSACTIONS (continued)

Shares outstanding, March 31, 2013	3,330,375
Shares issued	332,392
Shares reinvested	178,883
Shares redeemed	(908,955)
Shares outstanding, March 31, 2014	2,932,695
Shares issued	26,725
Shares reinvested	512,641
Shares redeemed	(3,314,404)
Shares outstanding, September 30, 2014	157,657

9.	CREDIT FACILITY

The Master Fund maintained a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in the Master Fund’s marketable securities. The interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 250 basis points, adjusted daily. Collateral for the Facility is held by UMB Bank N.A. as custodian. Interest and fees incurred for the period ended September 30, 2014 are disclosed in the accompanying Statement of Operations. At September 30, 2014, the Master Fund had $0 payable on the unused portion of the Facility and did not hold an interest payable balance on the borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended September 30, 2014 was 2.65%, $150,000, and $150,000, respectively.

10.	INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

15

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Master Fund makes the information on Form N-Q available upon request without charge.

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Multi-Asset Endowment Master Fund (the "Fund") held on September 8, 2014, all of the Trustees, including all of the Independent Trustees, renewed the investment advisory agreement (the "Advisory Agreement") between the Fund and Gottex Fund Management, Ltd. (the "Adviser") and sub-investment advisory agreements among the Fund, the Adviser and each of Kennedy Capital Management, Inc. (“Kennedy”), and SG Capital Management, LLC (“SG”) (the "Sub-Advisers") (the "Sub-Advisory Agreements" and collectively with the Advisory Agreement, the "Agreements"), each for an additional one year period.

In considering whether to renew the Agreements, the Board reviewed various materials from counsel and from the Adviser and Sub-Advisers (the “Meeting Materials”) which included: (i) information concerning the services rendered to the Fund by the Adviser and Sub-Advisers and the fees paid by the Fund to the Adviser and Sub-Advisers; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser

The Trustees discussed the importance of the Adviser, on an ongoing basis, having adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for its operations, including for purposes of its performance of its obligations, and the provision of quality services, as investment adviser to the Funds. The Trustees also noted the Adviser’s representation that its current financial condition enables it to continue to provide at least the same level of quality of services currently being provided.

The Trustees next reviewed the services provided by the Adviser to the Funds and reviewed various presentations from management in this regard. The Board also noted that the Adviser provides, at its own expense, facilities necessary for the operation of the Funds and makes personnel available to serve as the senior officers of the Funds, including the Chief Compliance Officer. The Board reviewed the terms of the Agreements and observed the relatively broad scope of services provided to the Funds thereunder.

(b) Investment performance of the Fund and Adviser

The Trustees reviewed the performance of the Funds relative to other investment vehicles managed by the Adviser. The Trustees also considered the chart showing the Endowment Master Fund’s monthly performance for the monthly and annual periods since its inception and the performance of the Endowment Master Fund in comparison to various indices, which was included in the Meeting Materials. The Board concluded that the Funds were receiving the services required from the Adviser and the Sub-Advisers under the Agreements and that the quality of these services was satisfactory.

16

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

OTHER INFORMATION

(Unaudited)(continued)

(c) Cost of the services provided and profits realized by the Adviser and Sub-Advisers from their relationships with the Funds

The Trustees then considered the cost of the services provided by the Adviser, and reviewed the fees paid pursuant to the Agreements. The Board then reviewed the current fee structure. It was observed that, due to the Fund’s master/feeder structure, the Adviser is only paid fees by the Master Fund. The Trustees considered both the services rendered and the fees paid under the advisory agreements. The Trustees also considered that, in addition to the fees paid under the advisory agreements, each Feeder Fund also bears its pro rata portion of the advisory fees charged by the portfolio funds in which the corresponding Master Fund invests. The Trustees observed that the Funds’ management fees (including sub-advisory fees) were within the range of fees paid by the Funds’ peer group competitors. Based on its review, the Board concluded that the level of the Funds’ management fee was fair and reasonable.

The Trustees then examined the information contained in the Profitability Analysis included with the 15(c) Materials. Mr. DiClemente stated that the Profitability Analysis showed that the Adviser earned no profit from the Funds since it was waiving its entire Advisory fee and reimbursing the Endowment Funds to cover expenses above the expense limitations. After further reviewing the information contained in the Profitability Analysis, the Board determined that, in light of the facts presented (including the limited assets of the Funds), there was no current profitability to the Adviser from the Funds.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that the Closed End Funds were not expected to achieve economies of scale as they were being liquidated.

The Trustees then considered the potential direct and indirect benefits to the Adviser and their affiliates from their relationships with the Funds, noting no ascertainable benefits beyond the fees paid under the agreements under review.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the Funds’ advisory and sub-advisory fees to be fair and reasonable in light of the services being provided to the Fund. No single factor reviewed by the Trustees was determinative of the decision. Based on this determination, all of the Trustees who were present at the September 8, 2014 meeting, including all of the Independent Trustees, approved the Advisory Agreement.

17

Gottex Multi-Asset Endowment Master Fund
28 State Street, 40th Floor
Boston, Massachusetts 02109

Investment Adviser
Gottex Fund Management Ltd.
28 State Street, 40th Floor
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, Wisconsin 53212

Fund Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gottex Multi-Asset Endowment Master Fund

By (Signature and Title)*	/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William H. Woolverton
William H. Woolverton, Chief Executive Officer
(Principal Executive Officer)

Date	December 8, 2014

By (Signature and Title)* /	/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	December 8, 2014

* Print the name and title of each signing officer under his or her signature.